Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2024
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	false
Insider Trading Policies and Procedures Not Adopted
Insider Trading Policy and Procedures
The Company has adopted comprehensive and detailed policies governing the purchase, sale and/or other dispositions of Com
p
any securities by our employees and Board members that we believe are reasonably designed to promote compliance with insider trading laws, rules, regulations, the New York Stock Exchange and London Stock Exchange listing standards and the UK Market Abuse Regulation. Our
Insider Trading Policy
prohibits our employees and directors and others from trading in securities of International Paper and other companies while in possession of material, non-public
information about the Company. Our
Insider Trading Policy
also prohibits our employees from disclosing material,
non-public
information of International Paper, or another publicly traded company, to others who may trade on the basis of that information. It is the Company’s policy to comply with the federal securities laws and the applicable exchange listing requirements in regard to its policies governing purchase, sale and/or other dispositions of its own securities. Additionally, the Company requires certain officers of the Company to only transact in International Paper securities during an open window period. Our Section 16 officers and Board members are required to obtain approval in advance of transactions in our common stock. Our
Insider Trading Policy
also strictly prohibits our Section 16 officers and members of our Board of Directors from holding Company securities in a margin account or pledging those securities as collateral for a loan. Lastly, the
Insider Trading Policy
prohibits all Company officers (but no other employees) and members of our Board of Directors from engaging in any of the following short-term or speculative transactions involving Company securities: short sales; publicly traded options, such as puts, calls or other derivative instruments; and hedging and monetization transactions, such as zero-cost
collars and forward-sale contracts.
The foregoing summary of our
Insider Trading Policy
does not purport to be complete and is qualified by reference to our
Insider Trading Policy
, a copy of which can be found as Exhibit 19 to our Annual Report on Form
10-K
for the fiscal year ended December 31, 2024, filed with the U.S. Securities and Exchange Commission on February 21, 2025.